Share-based payment reserve - The Sasol Inzalo share transaction (Details) - ZAR (R) R / shares in Units, R in Billions	1 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020
Share-based payment transaction
Repurchase and cancellation of shares			16,085,199	43,503,454
Treasury shares (in shares)			13,969,621		13,969,621
Sasol Inzalo share transaction
Share-based payment transaction
Repurchase and cancellation of shares	16,085,199	25,231,686
Share repurchase price	R 542.11	R 0.01		R 0.01
Final distribution declared	R 1.4
The Sasol Foundation
Share-based payment transaction
Treasury shares (in shares)					9,461,882
Sasol preferred ordinary shares of no par value | Sasol Inzalo share transaction
Share-based payment transaction
Repurchase and cancellation of shares		9,461,882
Share repurchase price		R 475.03		R 475.03